Consulting Agreement

This Consulting Agreement (the “Agreement”) is made and entered into this 7th day of December 2012 (the “Effective Date”), by and between Adam Kroloff (“Consultant”) and ZaZa Energy Corporation, a Delaware corporation (the “Company”).

WHEREAS, due to his experience with the Company and its predecessors and in the industry, the Company wishes to engage Consultant as a consultant to the Company reporting to the Chief Executive Officer (“CEO”);

NOW, THEREFORE, in consideration of the promises and agreements set forth below, Consultant and the Company agree as follows:

1.

Consulting Agreement.  The Company hereby retains Consultant, and Consultant agrees to serve, as a consultant reporting to the CEO.   The Company shall pay Consultant  a non-refundable retainer for such service of  $355,000 on the Effective Date and  a monthly fee of not less than $5,000 payable on the Effective Date and thereafter on the 1st day of each calendar month commencing with January 1, 2013 and ending with August 1, 2013 (the “Consulting Period”).  During the Consulting Period, Consultant, upon written request (“Request”) of the CEO, shall:

(a)	consult with and advise the Company concerning matters of strategy and risk management; and
(b)	make himself available from time to time for such other reasonable assignments as he may be called upon by the Company to undertake.

In the event that Consultant receives a Request from the CEO to perform services in any month requiring him to spend more than 10 hours on Company business in the month, the Company will pay Consultant at the rate of $500 per hour for such additional services in that month in excess of 10 hours.   Additionally, where the Request by the CEO requires Consultant to travel outside of London, the Company will pay Consultant a per diem supplement of $1,500.   The Company will reimburse Consultant’s reasonable travel and other business expenses incurred in performing the Requested services in accordance with the expense reimbursement policies applicable to officers and directors of the Company generally.  The Company acknowledges that this Consulting Agreement is non-exclusive and that Consultant will have other clients, employment and work obligations during the Consulting Period, and is free to undertake work for such clients or employers.

(c)

Vesting of Existing Stock Awards/Additional Stock Grants. As of the Effective Date, the currently unvested outstanding grants of restricted stock made to Consultant by the Company under the Company’s 2012 Long-Term Incentive Plan (the “Plan”), which were made on or about May 16, 2012 in the aggregate amount of 61,568 shares of common stock of the Company, shall hereby become fully vested, subject only to formal stockholder approval of the Plan.  In addition, the Company hereby grants to Consultant an additional 115,000 shares of restricted stock under the Plan on the terms set forth in the Restricted Stock Grant Agreement attached hereto as Exhibit A (the “Restricted Stock Agreement”), effective upon stockholder approval of the Plan which shall be obtained no later than 5:00 PM, CST on Thursday, December 27, 2012 (the “Vesting Deadline”).   In the event that the Plan is not approved by the stockholders of the Company or that all of the 61,568 and 115,000 shares referred to in the this Section 2 do not vest by the Vesting Deadline,  the Company shall, at Consultant’s sole election, sent by email to Todd Brooks at toddb@zazaenergy.com within 24 hours of the Vesting Deadline, pay Consultant the sum of $350,000 in lieu of the 61,568 and 115,000 shares referred to in the this Section 2,  for full value not later than 5:00 PM, CST on Monday, December 31, 2012, and, in the event of which election to take cash in lieu of shares, Consultant, relinquishes any right to such shares.

(d)

Independent Contractor.    The parties recognize and confirm that, during the Consulting Period, Consultant is an independent contractor and not an employee, agent, partner, joint venturer, or representative of the Company;  provided,  however, that Consultant shall comply with all published policies of the Company applicable to directors, officers and employees of the Company. Consultant shall not represent to any third party that he is an employee, agent, or representative of the Company, and shall not have the authority to bind the Company on any matter.    Other than as specifically granted in this Agreement, Consultant shall not be entitled to receive any employee benefits offered to employees of the Company.

Nothing in this Agreement shall be construed to prevent, limit or constrain in any way Consultant’s right to invest in, lend to, consult to, accept employment, directly or indirectly, whether as a director, officer or employee,  with or otherwise to perform services for or do businesses with or on behalf of other individuals or businesses, including competitors, partners, contractors, customers and suppliers of the Company, subject only to Consultant’s confidentiality obligations in Section 5 hereof.

(e)

Claims.  Consultant and the Company each confirm that they do not have any claims or causes of action, and release and discharge any and all claims and causes of action they may have, against the other and, in the case of Consultant, against any director, officer or affiliate (as hereinafter defined) of the Company, in each case including all known and unknown claims and causes of action;  provided, however, that nothing in the foregoing or elsewhere in this Agreement shall prevent Consultant or the Company from making any claim or limit any rights of any party (i) arising under or relating to any breach by the other of this Agreement; (ii) arising under or relating to rights of indemnity and advancement of expenses under Delaware law; (iii) arising under or relating to Article 10 of the Bylaws of the Company; (iv) arising under or relating to that certain Indemnity Agreement dated as of June 12, 2012 between Consultant and the Company (the “Indemnification Agreement”); or (v) arising under or relating to the Restricted Stock Agreement.  Neither party will assist any person or entity to file, or who files, a lawsuit, charge, claim or complaint against the other or, in the case of Consultant against any director, officer or affiliate of the Company. The directors of the Company voting to approve this Agreement have thereby confirmed for themselves and their respective controlled affiliates that they do not have any claims or causes of action, and release and discharge any and all claims and causes of action they may have, against the  Consultant. Nothing in this Agreement shall prevent Consultant or the Company from making any statement, or providing any information (a) to any governmental authority as required by applicable law, (b) in response to any governmental investigation or (c) as required by law or legal process,  provided that any party so doing shall give notice to the other party of so providing of any confidential information of the other party to any third person. As used in this Agreement, an “affiliate” of, or person “affiliated with”, a specified person, is a person that directly, or indirectly through one or more intermediaries, controls or is controlled by, or is under common control with, the person specified.

(f)

Confidentiality.   Consultant agrees that he will maintain the confidentially of all non-public information received from or on behalf of the Company, will not disclose any of the Company’s confidential, proprietary or trade secret information, and will not use any such information for any purpose other than providing the services contemplated by this Agreement. Nothing in this Agreement shall prevent Consultant or the Company from making any statement, or providing any information (a) to any governmental authority as required by applicable law, (b) in response to any governmental investigation or (c) as required by law or legal process,  provided that any party so doing shall give notice to the other of the providing of any confidential information of the other party to any third person.

(g)	Communications; Form 8-K.
(h)

Consultant and the Company each agree not to disparage the other, or in the case of Consultant any director, officer or affiliate of the Company, in any manner that is or would reasonably be considered to be harmful to the other’s reputation or business.  Nothing in this Agreement shall prevent Consultant or the Company from making any statement, or providing any information,  (a) to any governmental authority as required by applicable law, (b) in response to any governmental investigation or (c) as required by law or legal process, provided that any party so doing shall give notice to the other party of the providing of any confidential information of the other party to any third person.

(i)

Consultant and Company further agree that the Company will file a Current Report on SEC Form 8-K in the form attached hereto as Exhibit B within the time period required under the Securities Exchange Act of 1934 following the Effective Date. Consultant hereby confirms that he agrees with the statements made by the Company in the Form 8-K concerning the reasons for his resignation as a director of the Company.

(j)

Indemnification.   During the Consulting Period and in respect of his services hereunder, Consultant shall have all rights set forth in Article 10 of the Bylaws of the Company and in the Indemnification Agreement, which the parties agree shall continue during the Consulting Period. Consultant agrees that any amounts paid to the Company by way of reimbursement from any insurance policies providing insurance coverage applicable to any indemnified claims are, to the extent that the Company has performed its obligations under this Agreement and the Indemnity Agreement, for the benefit of the Company only.

(k)	Waiver, Entire Agreement and Non-Reliance.
(l)

Consultant and the Company each confirm that  (i)  such party has carefully read this Agreement and fully understands its meaning and effect; (ii)  such party had a full and adequate opportunity and reasonable time period to review this Agreement with an attorney of such party’s choosing before signing it, and was not coerced into signing this Agreement; (iii)  such party agrees to all the terms of this Agreement, is entering into this Agreement knowingly, voluntarily, and with full knowledge of its significance; (iv) the only consideration for such party’s signing this Agreement are the terms stated herein; (v) no other promises or representations of any kind have been made by such party or any director, officer or affiliate of the Company to cause such party to sign this Agreement; and (vi) the provisions of this Section 8 were specifically bargained for between the parties and were taken into account by them in arriving at the terms of this Agreement.

(m)

This Agreement supersedes all prior agreements, with the express exception of the Indemnity Agreement and the Restricted Stock Agreement,  whether written or oral, between the parties with respect to its subject matter and constitutes a complete and exclusive statement of the terms of the agreement between the parties with respect to its subject matter. This Agreement may not be amended, supplemented or otherwise modified except by a written agreement executed by the parties.

(n)

Authority.  The parties represent and warrant that they have full authority to enter into this Agreement, that they have the ability, capacity and means to carry out the obligations herein, and that all necessary actions have been duly taken to authorize the execution and delivery of this Agreement.

(o)

Miscellaneous.  This Agreement shall be governed by and interpreted in accordance with the laws of the State of Delaware, without regard to the law of conflicts of that State.  Consultant and the Company each consent to the exclusive jurisdiction of the Courts of the State of Delaware for the adjudication of any dispute between the parties arising out of this Agreement and that the substantially prevailing party in any such litigation shall be entitled to recover such party’s reasonable attorney’s fees, expenses and costs in such litigation.  Nothing in this Agreement will be construed to give any person or entity other than the Company and Consultant any legal or equitable right, remedy, or claim under or with respect to this Agreement or any provision of this Agreement.  The provisions of this Agreement shall be severable and the invalidity of any provision shall not affect the validity of the other provisions.

(p)	Counterparts. This Agreement may be executed in counterparts and will be as fully binding as if signed in one entire document.

IN WITNESS WHEREOF, the parties have executed this Agreement and make it effective as of the date first set forth above.

CONSULTANT                                                            ZAZA ENERGY CORPORATION

_s/Adam Kroloff____________                        By: __s/Todd A. Brooks___________

Adam Kroloff                                                                        Name:  Todd A. Brooks
                                                                                    Title:  President

Dated: December 7, 2012                                                Dated: December 7, 2012

ZAZA ENERGY CORPORATION
LONG TERM INCENTIVE PLAN

RESTRICTED STOCK AGREEMENT

1.

Agreement to Grant Restricted Stock.  Subject to the conditions described in this agreement (the “Restricted Stock Agreement”) and in the ZaZa Energy Corporation Long Term Incentive Plan (the “Plan”), ZaZa Energy Corporation, a Delaware corporation (the “Company”), hereby agrees to grant to Adam Kroloff (“Participant”) all rights, title and interest in the record and beneficial ownership of one hundred fifteen thousand (115,000) shares (the “Restricted Stock”) of common stock, $0.01 par value per share, of the Company (“Common Stock”).  This award of Restricted Stock shall be effective as of the date hereof, prior to the execution and delivery of that certain Consulting Agreement (the “Consulting Agreement”) between the Company and Participant (the “Grant Date”); provided such award shall be void ab initio unless Participant shall execute and deliver to the Company the Consulting Agreement by 12:00 midnight central time on the date hereof.  All capitalized terms not otherwise defined herein shall have the meanings set forth in the Plan, the terms of which are incorporated herein by reference.

2.	Vesting.
(a)

Vesting Schedule.   Subject to the satisfaction of the terms and conditions set forth in the Plan and this Restricted Stock Agreement,  and subject to effective shareholder approval of the Plan,  Participant shall vest in his rights under the Restricted Stock and the Company’s right to the return and reacquisition of such shares shall lapse with respect to the Restricted Stock upon Participant’s execution and delivery to the Company of the Consulting Agreement; provided that such Consulting Agreement is executed and delivered to the Company no later than midnight central time on the date hereof.

(b)

Forfeiture.    For the sake of clarity, the Participant shall not have any rights to the Restricted Stock if effective shareholder approval of the Plan is not obtained on or before December 27, 2012, and Participant elects to take cash in lieu of the grant hereunder as set forth in Section 2 of the Consulting Agreement and such cash amount is paid to Participant.

3.	Issuance and Transferability.
(a)

Registration and Restricting Legend.   Upon grant, the Restricted Stock granted hereunder shall be registered in the name of Participant and, unless and until such Restricted Stock vests, shall be left on deposit with the Company, or in trust or escrow pursuant to an agreement satisfactory to the Company, until such time as the restrictions on transfer have lapsed.  If the Restricted Stock are represented by certificates, such certificates shall be marked with the following legends:

“The shares represented by this certificate have been issued pursuant to the terms of the ZaZa Energy Corporation Long Term Incentive Plan and may not be sold, pledged, transferred, assigned or otherwise encumbered in any manner except as is set forth in the terms of the Restricted Stock Agreement dated December 7, 2012.”

“THE SHARES REPRESENTED BY THIS CERTIFICATE HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR APPLICABLE STATE SECURITIES LAWS, AND MAY BE OFFERED OR SOLD ONLY IF REGISTERED UNDER SUCH ACT OR LAWS OR IF AN EXEMPTION FROM REGISTRATION IS AVAILABLE. THIS CERTIFICATE AND THE SHARES REPRESENTED HEREBY MAY NOT BE SOLD, TRANSFERRED, ASSIGNED, PLEDGED, ENCUMBERED, HYPOTHECATED, MORTGAGED, OR OTHERWISE DISPOSED OF, EITHER VOLUNTARILY OR INVOLUNTARILY.”

(b)

Book Entry Form.   If the shares are held in book entry form, then such entry will reflect, in a manner sufficient to effect in a legally enforceable form, that such shares of Restricted Stock are subject to the restrictions of this Restricted Stock Agreement and the Plan.

(c)

Release of Restrictions.   Upon vesting of any portion of the shares of Restricted Stock and satisfaction of any other conditions required by the Plan or pursuant to this Restricted Stock Agreement, the Company shall promptly either issue a stock certificate, without such restricted legend, for any shares of the Restricted Stock that have vested, or, if the shares are held in book entry form, the Company shall remove the notations on the book form for any shares of the Restricted Stock that have vested.

(d)

Prohibition on Transfer.   Until restrictions lapse, the Restricted Stock shall not be transferable.  No right or benefit hereunder shall in any manner be liable for or subject to any debts, contracts, liabilities, or torts of Participant.  Any purported assignment, alienation, pledge, attachment, sale, transfer or other encumbrance of the Restricted Stock, regardless of by whom initiated or attempted, prior to the lapse of restrictions shall be void and unenforceable against the Company.  If, notwithstanding the foregoing, an assignment, alienation, pledge, attachment, sale, transfer or other encumbrance of the Restricted Stock is effected by operation of law, court order or otherwise, the affected Restricted Stock shall remain subject to the risk of forfeiture, vesting requirement and all other terms and conditions of this Restricted Stock Agreement.  In the case of Participant’s death or disability, Participant’s vested rights under this Restricted Stock Agreement (if any) may be exercised and enforced by Participant’s guardian or legal representative.

4.

Ownership Rights.   Subject to any reservations, conditions or restrictions set forth in this Restricted Stock Agreement and/or the Plan, upon grant to Participant of the Restricted Stock, Participant shall be entitled to all voting rights applicable to the Restricted Stock during the Restricted Period, but will not have the right to receive dividends or other distributions.  In the event of forfeiture of shares of Restricted Stock, the Participant shall have no further rights with respect to such Restricted Stock.

5.
6.

Reorganization of the Company.   The existence of this Restricted Stock Agreement shall not affect in any way the right or power of the Company or its stockholders to make or authorize any or all adjustments, recapitalizations, reorganizations or other changes in the Company’s capital structure or its business; any merger or consolidation of the Company; any issue of bonds, debentures, preferred or prior preference stock ahead of or affecting the Restricted Stock or the rights thereof; the dissolution or liquidation of the Company, or any sale or transfer of all or any part of its assets or business, or any other corporate act or proceeding, whether of a similar character or otherwise.

7.

Certain Restrictions.   By executing this Restricted Stock Agreement, Participant acknowledges that he will enter into such written representations, warranties and agreements and execute such documents as may be required in order to comply with applicable securities laws or any other applicable laws, rules or regulations, or with this Restricted Stock Agreement or the terms of the Plan.

8.	Amendment and Termination. This Restricted Stock Agreement or the Plan may be amended or terminated in accordance with the terms of the Plan.
9.

Tax Consequences.    The granting, vesting and/or sale of all or any portion of the Restricted Stock will trigger tax liability.  Participant agrees that he shall be solely responsible for any such tax liability.  Participant is encouraged to contact his tax advisor to discuss any tax implications which may arise in connection with the Restricted Stock.

10.

No Guarantee of Tax Consequences.   The Company, Board and Committee make no commitment or guarantee to Participant that any federal, state or local tax treatment will apply or be available to any person eligible for benefits under this Restricted Stock Agreement and assumes no liability whatsoever for the tax consequences to Participant.

11.

Terms of the Plan Control.   This Restricted Stock Agreement is made pursuant to the Plan.  Notwithstanding anything in this Restricted Stock Agreement to the contrary, the terms of the Plan, as amended from time to time and interpreted and applied by the Committee, shall govern and take precedence.

12.

Governing Law.   This Restricted Stock Agreement shall be construed in accordance with (excluding any conflict or choice of law provisions of) the laws of the State of Delaware to the extent federal law does not supersede and preempt Delaware law.  Participant and the Company each consent to the exclusive jurisdiction of the Courts of the State of Delaware for the adjudication of any dispute between the parties arising out of this Agreement and that the substantially prevailing party in any such litigation shall be entitled to recover such party’s reasonable attorney’s fees, expenses and costs in such litigation.

13.

Consent to Electric Delivery; Electronic Signature.   Except as otherwise prohibited by law, in lieu of receiving documents in paper format, Participant agrees, to the fullest extent permitted by law, to accept electronic delivery of any documents that the Company may be required to deliver (including, but not limited to, prospectuses, prospectuses supplements, grant or award notifications and agreements, account statements, annual and quarterly reports, and all other forms of communications) in connection with this and any other Award made or offered by the Company.  Electronic delivery may be via a Company electronic mail system or by reference to a location on a Company intranet to which Participant has access.

[signature blanks follow]

Executed:     December 7, 2012

ZAZA ENERGY CORPORATION

By:

Name (print):

Title:

Accepted:      December 7, 2012

PARTICIPANT:

Adam Kroloff

Address:

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 8-K

CURRENT REPORT

Pursuant to Section 13 or 15(d) of the

Securities Exchange Act of 1934

Date of Report (Date of earliest event reported): December 7, 2012

ZAZA ENERGY CORPORATION

(Exact name of registrant as specified in its charter)

Delaware	001-35432	45-2986089
(State or other jurisdiction of incorporation)	(Commission File Number)	(I.R.S. Employer Identification No.)

1301 McKinney Street, Suite 2850 Houston, Texas		77010
(Address of principal executive offices)		(Zip Code)

Registrant’s telephone number, including area code: (713) 595-1900

NOT APPLICABLE

(Former name or former address, if changed since last report.)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions (see General Instruction A.2. below):

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)
☐	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)
☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))
☐	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Item 1.01 Entry into a Material Definitive Agreement.

On December 7, 2012,  Adam Kroloff and ZaZa Energy Corporation (the “Company”) entered into the Consulting Agreement described in Item 5.02 below.  Also on December 7, 2012, Bernard de Combret and the Company entered into the Consulting Agreement described in Item 5.02 below.

Item 5.02 Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers.

On December 7, 2012, the Company entered into a Consulting Agreement with Mr. Kroloff pursuant to which he will provide consulting services for a nine-month period primarily relating to matters of strategy and risk management.  Pursuant to the Consulting Agreement, the Company will pay Mr. Kroloff a cash retainer and certain fees.  In addition, certain shares of restricted stock previously granted to Mr. Kroloff will become fully vested, and Mr. Kroloff will receive an additional grant of shares of restricted stock under the Company’s Long Term Incentive Plan.  The foregoing description of the Consulting Agreement with Mr. Kroloff does not purport to be complete and is qualified in its entirety by reference to the text of the Consulting Agreement attached hereto as Exhibit 10.1 and incorporated by reference herein.

Also on December 7, 2012, the Company entered into a Consulting Agreement with Mr. de Combret pursuant to which he will provide consulting services for a nine-month period primarily relating to matters of strategy and the Company’s business in France.  Pursuant to the Consulting Agreement, the Company will pay Mr. de Combret a cash retainer and certain fees.  In addition, certain shares of restricted stock previously granted to Mr. de Combret will become fully vested, and Mr. de Combret will receive an additional grant of shares of restricted stock under the Company’s Long Term Incentive Plan.  The foregoing description of the Consulting Agreement with Mr. de Combret does not purport to be complete and is qualified in its entirety by reference to the text of the Consulting Agreement attached hereto as Exhibit 10.2 and incorporated by reference herein.

On December 7, 2012,  Adam Kroloff resigned as a director of the Company.  At the time of his resignation, Mr. Kroloff was a member of the Nominating and Corporate Governance Committee of the Board.  Mr. Kroloff was formerly the Chairman of the Board of Toreador Resources Corporation, with which the Company merged in February 2012, and has assisted, in his capacity as a director, with the integration of Toreador into the Company post merger.  Because Mr. Kroloff believes that he should not be both a director of the Corporation and a consultant to it, Mr. Kroloff has resigned as a director of the Corporation.

On December 7, 2012,  Bernard de Combret resigned as a director of the Company.  At the time of his resignation, Mr. de Combret was a member of the Nominating and Corporate Governance Committee and the Audit Committee of the Board.  Because Mr. de Combret believes that he should not be both a director of the Corporation and a consultant to it, Mr. de Comret has resigned as a director of the Corporation.

Item 9.01 Financial Statements and Exhibits

Exhibit No.	Description

10.1	Consulting Agreement between ZaZa Energy Corporation and Adam Kroloff, dated December 6, 2012.
10.2	Consulting Agreement between ZaZa Energy Corporation and Bernard de Combret, dated December 6, 2012.
99.1	Resignation letter of Adam Kroloff dated December 6, 2012.
99.2	Resignation letter of Bernard de Combret dated December 6, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ZAZA ENERGY CORPORATION

Date: December 7, 2012	By:	/s/ TODD A. BROOKS
	Name:	Todd A. Brooks
	Title:	President and Chief Executive Officer